COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                       Supplement dated September 1, 2000


The following information supplements certain information contained in your Cova variable annuity prospectus:

1. The following accumulation unit values for the period ended June 30, 2000 are added to Appendix A:

AIM VARIABLE INSURANCE FUNDS:
Managed by A I M Advisors, Inc.
AIM V.I. Capital Appreciation Sub-Account
Beginning of Period                          $16.79
End of Period                                $18.04
Number of Accum. Units Outstanding           2,127,052

AIM V.I. International Equity Sub-Account
Beginning of Period                          $17.42
End of Period                                $15.42
Number of Accum. Units Outstanding           431,055

AIM V.I. Value Sub-Account
Beginning of Period                          $16.73
End of Period                                $16.57
Number of Accum. Units Outstanding           4,430,868

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Managed by Alliance Capital Management L.P.

Premier Growth Sub-Account
Beginning of Period                          $19.04
End of Period                                $19.49
Number of Accum. Units Outstanding           3,066,420

Real Estate Investment Sub-Account
Beginning of Period                          $ 7.47
End of Period                                $ 8.61
Number of Accum. Units Outstanding           648,615

COVA SERIES TRUST

Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account

Beginning of Period                          $13.77
End of Period                                $13.86
Number of Accum. Units Outstanding           10,965,278

Mid-Cap Value Sub-Account
Beginning of Period                          $10.88
End of Period                                $12.72
Number of Accum. Units Outstanding           2,867,155

Large Cap Research Sub-Account
Beginning of Period                          $14.64
End of Period                                $13.84
Number of Accum. Units Outstanding           2,659,673

Developing Growth Sub-Account
Beginning of Period                          $14.45
End of Period                                $12.66
Number of Accum. Units Outstanding           2,987,923

Lord Abbett Growth and Income
Sub-Account
Beginning of Period                          $39.46
End of Period                                $38.33
Number of Accum. Units Outstanding           20,485,223

Managed by J.P. Morgan Investment
Management Inc.

Select Equity Sub-Account
Beginning of Period                          $18.38
End of Period                                $18.07
Number of Accum. Units Outstanding           12,265,969

Small Cap Stock Sub-Account
Beginning of Period                          $17.93
End of Period                                $17.95
Number of Accum. Units Outstanding           5,592,635

International Equity Sub-Account
Beginning of Period                          $16.33
End of Period                                $15.56
Number of Accum. Units Outstanding           7,926,508

Quality Bond Sub-Account
Beginning of Period                          $11.57
End of Period                                $11.90
Number of Accum. Units Outstanding           7,064,346

Large Cap Stock Sub-Account
Beginning of Period                          $22.55
End of Period                                $21.91
Number of Accum. Units Outstanding           10,893,382

GENERAL AMERICAN CAPITAL COMPANY
Managed by Conning Asset Management Company
Money Market Sub-Account
Beginning of Period                          $11.53
End of Period                                $11.80
Number of Accum. Units Outstanding           2,526,087

KEMPER VARIABLE SERIES
Managed by Scudder Kemper Investments, Inc.

Kemper Small Cap Value Sub-Account
Beginning of Period                          $ 8.87
End of Period                                $ 8.65
Number of Accum. Units Outstanding           531,511

Kemper Government Securities Sub-Account
Beginning of Period                          $10.48
End of Period                                $10.82
Number of Accum. Units Outstanding           196,881

Kemper Small Cap Growth Sub-Account
Beginning of Period                          $15.49
End of Period                                $16.76
Number of Accum. Units Outstanding           213,982

Managed by Dreman Value Management, L.L.C.
Kemper-Dreman High Return Equity Sub-Account
Beginning of Period                          $ 9.19
End of Period                                $ 9.31
Number of Accum. Units Outstanding           13,410


MFS VARIABLE INSURANCE TRUST:
Managed by Massachusetts Financial
  Services Company
MFS Emerging Growth Sub-Account
Beginning of Period                          $23.06
End of Period                                $22.37
Number of Accum. Units Outstanding           1,539,223

MFS Research Sub-Account
Beginning of Period                          $14.89
End of Period                                $15.72
Number of Accum. Units Outstanding           1,313,226

MFS Growth With Income Sub-Account
Beginning of Period                          $12.70
End of Period                                $12.67
Number of Accum. Units Outstanding           1,763,191

MFS High Income Sub-Account

Beginning of Period                          $10.33
End of Period                                $10.29
Number of Accum. Units Outstanding           488,268

MFS Global Governments Sub-Account
Beginning of Period                          $10.26
End of Period                                $10.33
Number of Accum. Units Outstanding           10,819

MFS Bond Sub-Account
Beginning of Period                          $10.18
End of Period                                $10.38
Number of Accum. Units Outstanding           178,089


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES Managed by Templeton Investment Counsel, Inc.
Templeton International Securities Sub-Account
Beginning of Period                          $11.15
End of Period                                $11.13
Number of Accum. Units Outstanding           1,209,737


Managed by Templeton Global Advisors Limited
Templeton Growth Securities Sub-Account
Beginning of Period                          $12.56
End of Period                                $12.91
Number of Accum. Units Outstanding           108,652

Managed by Templeton Asset Management Ltd.
Templeton Developing Markets Securities Sub-Account
Beginning of Period                          $11.46
End of Period                                $ 9.45
Number of Accum. Units Outstanding           459,583

VARIABLE INSURANCE PRODUCTS FUND
Managed by Fidelity Management & Research Company
VIP Growth Sub-Account
Beginning of Period                          $17.72
End of Period                                $18.50
Number of Accum. Units Outstanding           165,057

VIP Equity-Income Sub-Account
Beginning of Period                          $11.14
End of Period                                $10.77
Number of Accum. Units Outstanding           141,444

VARIABLE  INSURANCE  PRODUCTS FUND II
Managed by Fidelity  Management & Research
Company
VIP II Contrafund  Sub-Account
Beginning of Period                          $15.14
End of Period                                $14.83

Number of Accum. Units Outstanding           245,465

VARIABLE INSURANCE PRODUCTS FUND III
Managed by Fidelity Management & Research Company
VIP III Growth Opportunities Sub-Account
Beginning of Period                          $12.07
End of Period                                $11.55
Number of Accum. Units Outstanding           89,371

VIP III Growth & Income Sub-Account
Beginning of Period                          $13.14
End of Period                                $12.75
Number of Accum. Units Outstanding           262,016


2.  The following replaces Appendix C - Performance Information:

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures below present investment performance information for the periods ended June 30, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before June 30, 2000. As a result, performance information is available for the accumulation unit values investing in these portfolios.

* Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

* Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. The performance returns for accumulation units investing in the portfolios in existence for less than one year are not annualized.


PART 1 AIM VARIABLE INSURANCE FUNDS
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/00:


                                      Accumulation   Unit     Performance
                                      Column   A                     Column B
                    Separate          (reflects all                  (reflects insurance
                    Account           charges and                    charges and
                    Inception         portfolio expenses)            portfolio expenses)
Portfolio           Date in           1 yr         since         1 yr        since
                    Portfolio                      inception                 inception
----------------    ---------       --------       ---------  -------------  ----------

AIM V.I. Capital     12/31/97         36.32%         25.26%       40.92%        26.64%
Appreciation

AIM V.I.             12/31/97         25.91%         17.42%       30.51%        18.92%
International
Equity

AIM V.I. Value       12/31/97          7.03%         20.95%       11.63%        22.39%


PART 1 ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/00:

                                          Accumulation   Unit     Performance
                                          Column   A                     Column B
                        Separate          (reflects all                  (reflects insurance
                        Account           charges and                    charges and
                        Inception         portfolio expenses)            portfolio expenses)
Portfolio               Date in           1 yr           since         1 yr        since
                          Portfolio                      inception                 inception
----------------          ---------       --------       ---------  -------------  ----------

Premier Growth (Class A)  12/31/97         14.29%         29.31%       18.89%        30.62%
Real Estate Investment
(Class A)                 12/31/97         -2.25%         -7.97%        2.35%        -5.82%



PART 1 COVA SERIES TRUST
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/00:


                                                                  Accumulation
                                                  Column A        Unit Performance       Column B
                                                 (reflects                              (reflects
                                                 all charges                            insurance
                                                 and portfolio                          charges and
                         Separate Account        expenses                               portfolio
                         Inception Date                                                 expenses)
Portfolio                in Portfolio            1 yr          5 yrs     since           1 yr         5 yrs      since
-----------------        ----------------        ----------    --------  -------------   ----------   ---------  ----------
                                                                         inception                               inception
                                                                       -------------                           ----------

Select Equity                5/1/96               -8.40%       N/A        14.24%           -3.80%     N/A          15.03%
Small Cap Stock              5/1/96               30.89%       N/A        12.86%           35.49%     N/A          13.70%
International Equity         5/1/96               10.43%       N/A         9.74%           15.03%     N/A          10.63%
Quality Bond                 5/1/96               -1.82%       N/A         3.47%            2.78%     N/A           4.53%
Large Cap Stock              5/1/96               -3.92%       N/A        20.02%            0.69%     N/A          20.70%
Bond Debenture               5/1/96               -2.18%       N/A         6.94%            2.42%     N/A           7.90%
Mid-Cap Value               8/20/97                5.40%       N/A         7.29%           10.01%     N/A           8.76%
Large Cap Research          8/20/97               -0.71%       N/A        10.63%            3.89%     N/A          12.02%
Developing Growth           8/20/97               -5.09%       N/A         7.13%           -0.49%     N/A           8.59%
Lord Abbett Growth and
Income                       1/8/99               -6.55%       N/A         1.40%           -1.95%     N/A           4.53%



PART 1 GENERAL  AMERICAN  CAPITAL  COMPANY  AVERAGE  ANNUAL TOTAL RETURN FOR THE
PERIOD ENDED 6/30/00:


                                                                  Accumulation
                                                  Column A        Unit Performance       Column B
                                                 (reflects                              (reflects
                                                 all charges                            insurance
                                                 and portfolio                          charges and
                         Separate Account        expenses)                              portfolio
                         Inception Date                                                 expenses)
Portfolio                in Portfolio            1 yr             since           1 yr            since
-----------------        ----------------        ----------       -------------   ----------      ----------
                                                                  inception                       inception
                                                                  -------------                   ----------

Money Market                 6/3/96               -0.20%              3.03%           4.40%          4.14%



PART 1 KEMPER VARIABLE SERIES
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/00:



                                          Accumulation   Unit     Performance
                                          Column   A                     Column B
                        Separate          (reflects all                  (reflects insurance
                        Account           charges and                    charges and
                        Inception         portfolio expenses)            portfolio expenses)
Portfolio               Date in           1 yr         since         1 yr        since
                        Portfolio                      inception                 inception
----------------        ---------       --------       ---------  -------------  ----------

Kemper Small Cap Value  12/31/97         -10.75%         -7.79%      -6.15%         -5.66%
Kemper Government
Securities              12/31/97          -1.44%          1.34%       3.16%          3.20%
Kemper Small Cap Growth 12/31/97          34.15%         21.51%      38.75%         22.95%
Kemper-Dreman High
  Return Equity          5/15/98         -19.86%         -5.66%     -15.26%         -3.29%



PART 1 MFS VARIABLE INSURANCE TRUST
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/00:



                                          Accumulation   Unit     Performance
                                          Column   A                     Column B
                        Separate          (reflects all                  (reflects insurance
                        Account           charges and                    charges and
                        Inception         portfolio expenses)            portfolio expenses)
Portfolio               Date in           1 yr         since         1 yr        since
                        Portfolio                      inception                 inception
----------------        ---------       --------       ---------  -------------  ----------
MFS Emerging Growth     12/31/97         46.32%         36.82%      50.92%         38.03%
MFS Research            12/31/97         14.87%         18.36%      19.47%         19.85%
MFS Growth With Income  12/31/97         -4.69%          8.25%      -0.09%          9.94%
MFS High Income         12/31/97         -4.35%         -0.77%       0.25%          1.14%
MFS Global Governments  12/31/97         -4.18%         -0.59%       0.42%          1.32%
MFS Bond                 5/15/98         -3.75%         -0.46%       0.85%          1.78%


PART 1 FRANKLIN  TEMPLETON  VARIABLE  INSURANCE  PRODUCTS TRUST,  CLASS 1 SHARES
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/00:


                                                 Accumulation   Unit     Performance
                                                  Column   A                     Column B
                               Separate          (reflects all                  (reflects insurance
                               Account           charges and                    charges and
                               Inception         portfolio expenses)            portfolio expenses)
Portfolio                      Date in           1 yr         since         1 yr        since
                               Portfolio                      inception                 inception
----------------               ---------       --------       ---------  -------------  ----------
Templeton Developing Markets
  Securities (1)                 5/1/98        -16.59%         -4.89%     -11.99%         -2.58%
Templeton International
  Securities (2)                 5/1/98          6.56%          2.95%      11.16%          5.08%
Templeton Growth Securities (3) 1/19/99        -14.19%         -1.82%      -9.59%          1.49%



(1) Previously, the Templeton Developing Markets Securities Fund was known as the Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Securities Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance of the Templeton Developing Markets Securities Fund.

(2) Previously, the Templeton International Securities Fund was known as the Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance of the Templeton International Securities Fund.

(3) Effective May 1, 2000, the Templeton Stock Fund (previously offered under the contract) merged into the Templeton Growth Securities Fund. Performance shown reflects historical performance of the Templeton Growth Securities Fund.


PART 1 VARIABLE  INSURANCE  PRODUCTS FUND,  VARIABLE INSURANCE PRODUCTS FUND II,
VARIABLE INSURANCE PRODUCTS FUND III


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/00:

                                      Accumulation   Unit     Performance
                                      Column   A                     Column B
                    Separate          (reflects all                  (reflects insurance
                    Account           charges and                    charges and
                    Inception         portfolio expenses)            portfolio expenses)
Portfolio           Date in           1 yr         since         1 yr        since
                    Portfolio                      inception                 inception
----------------    ---------       --------       ---------  -------------  ----------
VIP Growth           2/17/98         19.87%          28.22%      24.47%        29.67%

VIP Equity-Income    2/17/98        -14.05%           1.21%      -9.45%         3.18%

VIP II Contrafund    2/17/98          4.02%          16.48%       8.62%        18.11%


VIP III Growth       2/17/98        -11.57%           4.39%      -6.97%         6.28%
Opportunities

VIP III Growth       2/17/98         -7.06%           9.04%      -2.46%        10.82%
& Income



PART 2 - HISTORICAL FUND PERFORMANCE

Certain Funds ("Existing Funds") have been in existence prior to when the Separate Account and your contract began investing in them. In order to show how historical investment performance of the Funds affects accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the Existing Funds and the accumulation units performance calculated by assuming that accumulation units were invested in the Portfolio of the Existing Fund for the same periods.

* The performance figures in Column A for the Existing Funds reflect the fees and expenses paid by the Portfolio.

* Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the Portfolio and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

* Column C presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Portfolio.


PART 2 AIM VARIABLE INSURANCE FUNDS
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/00:


                               Fund    Performance              Accumulation   Unit     Performance
                                Column A                         Column   B              Column C
                                                                (reflects all            (reflects insurance
                                                                 charges and              charges and
                                                                 portfolio expenses)      portfolio expenses)
                    Portfolio
                    Inception                     since                           since                        since
Portfolio           Date         1 yr    5 yrs    inception      1 yr    5 yrs    inception    1 yr     5 yrs   inception
----------------    ---------   -------  ------   ------------   ------  -------  ----------   ------   -----   ----------
AIM V.I. Capital
Appreciation         5/5/93      42.91%   22.36%     21.98%      36.32%   20.86%    20.48%     40.92%    20.96%   20.58%

AIM V.I.
International
Equity               5/5/93      32.34%   17.27%     15.54%      25.91%   15.77%    14.04%     30.51%    15.87%   14.14%

AIM V.I. Value       5/5/93      13.20%   21.82%     21.26%       7.03%   20.32%    19.76%     11.63%    20.42%   19.86%


PART 2 ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/00:




                               Fund    Performance              Accumulation   Unit     Performance
                                Column A                         Column   B              Column C
                                                                (reflects all           (reflects insurance
                                                                 charges and            charges and
                                                                 portfolio expenses)    portfolio expenses)

                        Portfolio                    10 yrs                   10 yrs                     10 yrs
                        Inception                    or since                 or since                   or since
Portfolio               Date         1 yr   5 yrs    inception    1 yr  5 yrs inception  1 yr     5 yrs  inception
---------------         ---------   ------  ------   ---------   ------ ----- ---------  -----   ------  ----------

Premier Growth (Class A)  6/26/92   20.57%  30.30%     24.99%    14.29% 28.80%  23.49%   18.89%   28.90%   23.59%
Real Estate Investment
(Class A)                 1/9/97     3.79%  N/A         2.76%    -2.25% N/A     -0.06%    2.35%   N/A       1.36%



PART 2 GENERAL  AMERICAN  CAPITAL COMPANY MONEY MARKET FUND AVERAGE ANNUAL TOTAL
RETURN FOR THE PERIODS ENDED 6/30/00:

                                           Fund    Performance       Accumulation   Unit     Performance
                                           Column A                  Column   B                        Column C
                                                                     (reflects all                     (reflects insurance
                    Portfolio                                         charges and                       charges and
                    Inception                                         portfolio expenses)               portfolio expenses)
Portfolio           Date          1 yr     5 yrs        10 yrs     1 yr    5 yrs         10 yrs         1 yr      5 yrs     10 yrs
----------------    ---------    -------   ------  ------------  -------  -----------    -------------  -------  ---------  --------

Money Market        10/1/87       5.88%    5.61%      5.24%       -0.20%   4.11%          3.74%         4.40%     4.21%     3.84%

PART 2 KEMPER VARIABLE SERIES
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/00:

                               Fund    Performance              Accumulation   Unit     Performance
                                Column A                         Column   B              Column C
                                                                (reflects all            (reflects insurance
                                                                charges and              charges and
                                                                portfolio expenses)      portfolio expenses)

                        Portfolio                    10 yrs                  10 yrs                    10 yrs
                        Inception                    or since                or since                 or since
Portfolio               Date         1 yr  5 yrs     inception   1 yr  5 yrs inception 1 yr   5 yrs   inception
---------------         ---------   ------ ------    ---------- ------ ----- --------- -----  ------- ----------

Kemper Small Cap Value   5/1/96     -4.82%   N/A        2.54%  -10.75%  N/A    -0.06%  -6.15%   N/A       1.14%
Kemper Government
Securities               9/3/87      4.60%    5.91%     7.24%   -1.44%   4.41%  5.74%   3.16%    4.51%    5.84%
Kemper Small Cap Growth  5/2/94     40.72%   27.42%    25.37%   34.15%  25.92% 23.87%  38.75%   26.02%   23.97%
Kemper-Dreman High
  Return Equity          5/4/98    -14.05%   N/A       -3.17%  -19.86%  N/A    -6.78% -15.26%   N/A      -4.57%

PART 2 MFS VARIABLE INSURANCE TRUST
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/00:

                               Fund    Performance              Accumulation   Unit     Performance
                                Column A                         Column   B              Column C
                                                                (reflects all             (reflects insurance
                                                                 charges and              charges and
                                                                 portfolio expenses)      portfolio expenses)

                        Portfolio                    10 yrs                     10 yrs                     10 yrs
                        Inception                    or since                   or since                   or since
Portfolio               Date         1 yr  5 yrs     inception    1 yr   5 yrs  inception  1 yr    5 yrs   inception
---------------         ---------   ------ ------    ----------  ------  -----  ---------  -----   ------- ----------
MFS Emerging Growth      7/24/95    53.05%  N/A       31.60%     46.32%  N/A     29.17%    50.92%   N/A      30.20%
MFS Research             7/26/95    21.16%  N/A       21.83%     14.87%  N/A     19.40%    19.47%   N/A      20.43%
MFS Growth With Income   10/9/95     1.33%  N/A       18.83%     -4.69%  N/A     16.36%    -0.09%   N/A      17.43%
MFS High Income          7/26/95     1.67%  N/A        7.43%     -4.35%  N/A      5.00%     0.25%   N/A       6.03%
MFS Global Governments   6/14/94     1.84%  2.48%      3.97%     -4.18%  0.98%    2.47%     0.42%   1.08%     2.57%
MFS Bond                10/24/95     2.28%  N/A        4.88%     -3.75%  N/A      2.40%     0.85%   N/A       3.48%


PART 2 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST AVERAGE ANNUAL TOTAL
RETURN FOR THE PERIODS ENDED 6/30/00:


                               Fund    Performance              Accumulation   Unit     Performance
                                Column A                         Column   B              Column C
                                                                (reflects all           (reflects insurance
                                                                charges and             charges and
                                                                portfolio expenses)     portfolio expenses)

                        Portfolio                    10 yrs                  10 yrs                       10 yrs
Portfolio,              Inception                    or since                or since                     or since
Class 1 Shares          Date         1 yr  5 yrs     inception   1 yr  5 yrs inception    1 yr   5 yrs     inception
---------------         ---------   ------ ------    ---------- ------ ----- ---------    -----  -------   ----------
Templeton Growth
  Securities(1)          3/15/94     5.97%  13.37%     12.25%  -14.19%  11.87%  10.75%   -9.59%   11.97%    10.85%
Templeton International
  Securities(2)           5/1/92    12.73%  15.54%     14.44%    6.56%  14.04%  12.94%   11.16%   14.14%    13.04%
Templeton Developing
  Markets Securities(3)   3/4/96   -10.74%  N/A        -8.71%  -16.59%  N/A    -11.27%  -11.99%   N/A      -10.11%




   (1) Effective May 1, 2000, the Templeton Stock Fund (previously offered under the contract) merged into the Templeton Growth Securities Fund. Performance shown reflects historical performance and inception date of the Templeton Growth Securities Fund.

   (2) Previously, Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance and inception date of the Templeton International Securities Fund.

   (3) Previously, Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance and inception date of the Templeton Developing Markets Securities Fund.



PART 2 VARIABLE  INSURANCE  PRODUCTS FUND,  VARIABLE INSURANCE PRODUCTS FUND II,
VARIABLE INSURANCE PRODUCTS FUND III AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS
ENDED 6/30/00:

                                           Fund    Performance       Accumulation   Unit     Performance
                                           Column A                  Column   B                        Column C
                                                                     (reflects all                      (reflects insurance
                    Portfolio                                         charges and                       charges and
                    Inception                                         portfolio expenses)               portfolio expenses)
Portfolio           Date           1 yr    5 yrs        10 yrs     1 yr    5 yrs         10 yrs         1 yr      5 yrs     10 yrs
----------------    ---------    -------  ------  ------------   -------  ---------      -------------  -------  ---------  --------

VIP Growth           10/9/86      26.26%   25.56%   20.08%        19.87%    24.06%           18.58%      24.47%   24.16%     18.68%
VIP Equity-Income    10/9/86      -8.20%   14.29%   14.68%       -14.05%    12.79%           13.18%      -9.45%   12.89%     13.28%
VIP II Contrafund     1/3/95      10.22%   21.82%   24.63%         4.02%    20.32%           23.13%       8.62%   20.42%     23.23%
VIP III Growth
Opportunities         1/3/95      -5.65%   16.68%   18.58%       -11.57%    15.18%           17.08%      -6.97%   15.28%     17.18%
VIP III Growth
& Income            12/31/96      -1.03%   N/A      17.93%        -7.06%    N/A              15.12%      -2.46%   N/A        16.53%


CL-4411 (9/00)